Trade Receivables and Other Current Assets and Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables and Other Current Assets and Receivables
Schedule of trade receivables

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
3 months or less	48	4,000	0
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables	48	4,000	0

Schedule of other current assets and receivables

	As of December 31,
(in thousands of euros)	2020	2021	2022
CIR	9,012	4,357	5,994
Other	16	16	13
Tax receivables	9,028	4,373	6,007
Prepaid expenses	3,313	7,454	8,601
Short-term deposit account	7,336	8,829	1,048
Current accrued income	2,000	92	117
Foreign currency forwards	1,791	—	0
Liquidity agreement - Cash	1,029	762	282
VAT receivables	1,625	2,828	3,057
Other receivables	821	294	162
Other current assets	17,914	20,260	13,267
Other current assets and receivables	26,942	24,632	19,274